Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Basic Earnings Per Share
	2017	2016	2015
Net income / (loss) attributable to owners	2,469	437	(432)
Coupons on perpetual securities	(103)	(105)	(111)
Coupons on non-cumulative subordinated notes	(28)	(28)	(28)
Net income / (loss) attributable to owners for basic earnings per share calculation	2,338	304	(571)
Net income / (loss) attributable to common shareholders	2,321	302	(567)
Net income / (loss) attributable to common shareholders B	16	2	(4)

Weighted average number of common shares outstanding (in million)	2,042	2,048	2,101
Weighted average number of common shares B outstanding (in million)	575	575	584

Basic earnings per common share (EUR per share)	1.14	0.15	(0.27)
Basic earnings per common share B (EUR per share)	0.03	-	(0.01)